Derivative Financial Instruments - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting (Detail)
£ in Millions
12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of detailed information about hedges [line items]
Beginning Balance	£ 285
Effective portion of changes in fair value	788
Income statement transfers	(751)
Ending Balance	322
Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Effective portion of changes in fair value	14
Income statement transfers	(26)
Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Effective portion of changes in fair value	19
Income statement transfers	(9)
Equity Risks [member]
Disclosure of detailed information about hedges [line items]
Effective portion of changes in fair value	(16)
Income statement transfers	10
Interest Rate And Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Effective portion of changes in fair value	771
Income statement transfers	£ (726)